Employee Benefits - Summary of Change in Present Value of Defined Obligation (Detail) - INR (₨) ₨ in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	₨ 2,682	₨ 2,674	₨ 2,085
Interest on obligation	45	64	131
Remeasurement loss/(gains)
Actuarial loss/(gain) arising from financial assumptions	2,106	625	(423)
Actuarial loss/(gain) arising from demographic assumptions	(342)	667	(155)
Present value of defined benefit obligation [member]
Disclosure of net defined benefit liability (asset) [line items]
Value at the beginning of the year	18,893	15,475
Acquisitions	94	3,123
Current service cost	2,682	2,674
Interest on obligation	855	749
Benefits paid	(3,291)	(2,731)
Remeasurement loss/(gains)
Actuarial loss/(gain) arising from financial assumptions	(2,106)	(625)
Actuarial loss/(gain) arising from demographic assumptions	342	(667)
Actuarial loss/(gain) arising from experience adjustments	741	920
Translation adjustment	403	(25)
Value at the end of the year	₨ 18,613	₨ 18,893	₨ 15,475